REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2018
Regulatory Capital Requirements [Abstract]
REGULATORY CAPITAL
15.	REGULATORY CAPITAL

Federal regulations require the Savings Bank to maintain minimum amounts of capital. Specifically, the Savings Bank is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

In July of 2013 the respective U.S. federal banking agencies issued final rules implementing Basel III and the Dodd-Frank Act capital requirements to be fully-phased in on a global basis on January 1, 2019. The new regulations establish a new tangible common equity capital requirement, increase the minimum requirement for the current Tier 1 risk-weighted asset (“RWA”) ratio, phase out certain kinds of intangibles treated as capital and certain types of instruments and change the risk weightings of certain assets used to determine required capital ratios. Provisions of the Dodd-Frank Act generally require these capital rules to apply to bank holding companies and their subsidiaries. The new common equity Tier 1 capital component requires capital of the highest quality – predominantly composed of retained earnings and common stock instruments. For community banks, such as West View Savings Bank, a common equity Tier 1 capital ratio of 4.5% became effective on January 1, 2015. The new capital rules also increased the current minimum Tier 1 capital ratio from 4.0% to 6.0% beginning on January 1, 2015. In addition, in order to make capital distributions and pay discretionary bonuses to executive officers without restriction, an institution must also maintain greater than 2.5% in common equity attributable to a capital conservation buffer to be phased in from January 1, 2016 until January 1, 2019. The new rules also increase the risk weights for several categories of assets, including an increase from 100% to 150% for certain acquisition, development and construction loans and more than 90-day past due exposures. The new capital rules maintain the general structure of the prompt corrective action rules, but incorporate the new common equity Tier 1 capital requirement and the increased Tier 1 RWA requirement into the prompt corrective action framework.

Bank holding companies are generally subject to statutory capital requirements, which were implemented by certain of the new capital regulations described above that became effective on January 1, 2015. However, the Small Banking Holding Company Policy Statement exempts certain small bank holding companies like the Company from those requirements provided that they meet certain conditions.

As of June 30, 2018 and 2017, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Common Equity Tier 1 Capital, Tier 1 Risk-Based, Total Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 6.5 percent, 8 percent, 10 percent, and 5 percent, respectively.

The Company’s and Savings Bank’s actual capital ratios for fiscal 2018 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2018
	WVS		West View

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	12,229	6.50	12,222	6.50
For Capital Adequacy Purposes	8,467	4.50	8,461	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$34,205	18.18%	$31,976	17.01%
To Be Well Capitalized	15,052	8.00	15,042	8.00
For Capital Adequacy Purposes	11,289	6.00	11,281	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$34,712	18.45%	$32,483	17.28%
To Be Well Capitalized	18,815	10.00	18,803	10.00
For Capital Adequacy Purposes	15,052	8.00	15,042	8.00
Tier I Capital (to Average Total Assets)
Actual	$34,205	9.65%	$31,976	9.03%
To Be Well Capitalized	17,718	5.00	17,712	5.00
For Capital Adequacy Purposes	14,174	4.00	14,170	4.00

The Company’s and Savings Bank’s actual capital ratios for fiscal 2017 are presented in the following table, which show that the Company and Savings Bank met all regulatory capital requirements.

	June 30, 2017
	WVS		West View

	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)
Common Equity Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	11,135	6.50	11,128	6.50
For Capital Adequacy Purposes	7,709	4.50	7,704	4.50
Tier I Capital (to Risk-Weighted Assets)
Actual	$33,231	19.40%	$31,421	18.35%
To Be Well Capitalized	13,704	8.00	13,696	8.00
For Capital Adequacy Purposes	10,278	6.00	10,272	6.00
Total Capital (to Risk-Weighted Assets)
Actual	$33,688	19.67%	$31,878	18.62%
To Be Well Capitalized	17,131	10.00	17,120	10.00
For Capital Adequacy Purposes	13,704	8.00	13,696	8.00
Tier I Capital (to Average Total Assets)
Actual	$33,231	9.53%	$31,421	9.02%
To Be Well Capitalized	17,427	5.00	17,422	5.00
For Capital Adequacy Purposes	13,942	4.00	13,937	4.00